Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations (i)	Level 2	$61,400	$57,741	$62,443	$57,976
Series 1 Debentures (ii)	Level 1	—	—	19,927	19,927

(i)
The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.

(ii)	The fair value of the Series 1 Debentures is based upon the period end market price.

Schedule of non-financial assets measured at fair value on a non-recurring basis
Non-financial assets measured at fair value on a non-recurring basis as at December 31, 2016 and 2015 in the financial statements are summarized below:

	December 31, 2016		December 31, 2015
	Carrying Amount	Change in Fair Value	Carrying Amount	Change in Fair Value
Assets held for sale	$247	$(1,556)	$180	$(1,384)

Concentration Risk [Line Items]
Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s maximum exposure to credit risk for accounts receivable and unbilled revenue is as follows:

	December 31, 2016	December 31, 2015
Trade accounts receivables	$39,274	$24,028
Other receivables	806	708
Total accounts receivable	$40,080	$24,736
Unbilled revenue	$15,965	$17,565

Schedule of trade receivables aging
As at December 31, 2016 and December 31, 2015, trade receivables are aged as follows:

	December 31, 2016	December 31, 2015
Not past due	$34,263	$23,946
Past due 1-30 days	2,956	—
Past due 31-60 days	2,000	—
More than 61 days	55	82
Total	$39,274	$24,028

Total revenues
Concentration Risk [Line Items]
Schedule of major customers	The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2016	2015
Customer A	47%	34%
Customer B	25%	10%
Customer C	21%	41%

Accounts receivable and unbilled revenue
Concentration Risk [Line Items]
Schedule of major customers
At December 31, 2016 and December 31, 2015, the following customers represented 10% or more of accounts receivable and unbilled revenue:

	December 31, 2016	December 31, 2015
Customer 1	42%	42%
Customer 2	22%	5%
Customer 3	13%	—%
Customer 4	13%	21%
Customer 5	7%	20%
Customer 6	3%	11%